PROVISIONS	12 Months Ended
Aug. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions	PROVISIONS

LEGAL PROVISION
Balance - August 31, 2021	$2,750
Additions	222
Payments	(412)
Balance - August 31, 2022	$2,560

The Company has estimated a provision for litigation. Provisions are calculated based on a current estimate of the amount that will be incurred in settling outstanding legal matters. The legal provision as at August 31, 2022 includes a reserve for legal proceedings described in Note 22.